Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-41845
Entity Registrant Name	Dominari Holdings Inc.
Entity Central Index Key	0000012239
Entity Tax Identification Number	52-0849320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	725 5th Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	393-4540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	DOMH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false